Income Taxes - Schedule of Reconciliation of the U.S. Statutory Income Tax Rate to the Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
U.S. federal income tax rate	21.00%	35.00%	35.00%
State taxes, net of federal benefit	3.10%	2.00%	2.10%
Tax-exempt income	(2.00%)	(4.30%)	(5.90%)
Business tax credits	(4.10%)	(3.70%)	(10.50%)
Foreign tax differential	(0.60%)	(7.20%)	(7.40%)
Transition tax	0.00%	15.20%	0.00%
Deferred tax revaluation	(1.00%)	(6.80%)	0.00%
Foreign designated earnings	(0.00%)	(0.70%)	(6.50%)
Foreign capital transactions	(0.00%)	(0.00%)	(4.10%)
Litigation expense	0.30%	0.00%	1.30%
Other, net	(0.40%)	(1.60%)	(1.00%)
Effective tax rate	16.30%	27.90%	3.00%